UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (49,541,958)	$ 6,928,242
Adjustments to reconcile net loss to net cash used in operating activities:
Reversal of credit loss allowance for accounts receivable	0	(7,504,925)
Impairment loss for advances to suppliers	14,341,141	125,639
Credit loss allowance for acquisition reversal receivable	33,151,699	0
Reversal of credit loss allowance for prepaid expenses and other current assets	0	(9,074)
Reversal of credit loss allowance for inventories	0	(297,183)
Depreciation expense	239,213	248,076
Amortization of operating lease right-of-use assets	30,860	56,367
Amortization of intangible assets and land use right	0	99,670
Depreciation of biological assets	0	464,696
Gain on disposal of subsidiaries	0	(824,512)
Share of associate's loss	610,336	0
Amortization of debts issuance costs	70,982	0
Interest expenses	814,928	54,738
Changes in operating assets and liabilities:
Accounts receivable, net	(2,294,503)	(7,461,178)
Inventories, net	(1,077,920)	1,447,226
Advances to suppliers, net	2,394,149	4,765,300
Prepaid expenses and other current assets	(36,979)	126,553
Accounts payable	85,762	297,446
Taxes payable	18	2,497
Accrued expenses and other current liabilities	(24,519)	23,104
Net cash used in operating activities	(1,236,791)	(1,457,318)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries, net of cash	0	(3,979)
Loan to a third party	(5,974,572)	(2,296,372)
Repayment from loan to a third party	6,102,196	0
Advances to a related party	(624,723)	0
Net cash used in investing activities	(497,099)	(2,300,351)
Cash flows from financing activities:
Proceeds from convertible notes	7,000,000	3,149,750
Proceeds from issuance of shares and warrants	0	523,200
Net cash provided by financing activities	7,000,000	3,672,950
Effect of exchange rate changes on cash	1,182	(1,157)
Net increase (decrease) in cash	5,267,292	(85,876)
Cash and restricted cash, beginning of period	390,706	317,323
Cash and restricted cash, end of period	5,657,998	231,447
Representing:
Cash, end of period	130,474	231,447
Restricted cash, end of period	5,527,524	0
Total cash and restricted cash, end of period	5,657,998	231,447
Supplemental disclosure of cash flow information:
Cash paid for income tax	0	334
Cash paid for interest	0	0
Supplemental disclosure of non-cash information:
Issuance of shares for acquisition	2,000,000	0
Issuance of ordinary shares for convertible notes redemption	$ 3,010,270	$ 2,760,000